10-K Reserve for Losses and Loss Adjustment Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Insurance [Abstract]
Reconciliation of The Beginning And Ending Reserve Balances
The table below provides a reconciliation of the beginning and ending reserve balances for the six months ended June 30, 2024 and June 30, 2023:

	June 30, 2024	June 30, 2023
	($ in thousands)
Gross reserves for losses and loss adjustment expenses, beginning of year	$431,186	$207,051
Reinsurance recoverable on unpaid losses, beginning of year	136,273	63,381
Net reserves for unpaid losses and loss adjustment expenses, beginning of year	$294,913	$143,670

Net incurred losses and loss adjustment expenses related to:
Current accident year	113,338	70,411
Prior accident years	—	457
	113,338	70,868
Net paid losses and loss adjustment expenses related to:
Current accident year	874	532
Prior accident years	9,502	6,092
	10,376	6,624

Net reserves for unpaid losses and loss adjustment expenses, end of period	$397,875	$207,914
Reinsurance recoverable on unpaid losses, end of period	190,030	93,588
Gross reserves for losses and loss adjustment expenses, end of period	$587,905	$301,502

The table below provides a reconciliation of the beginning and ending reserve balances for the years ended December 31, 2023 and 2022:

As of and Years Ended December 31,	2023	2022
	($ in thousands)
Gross reserves for losses and loss adjustment expenses, beginning of year	$207,051	$47,952
Reinsurance recoverable on unpaid losses, beginning of year	63,381	13,945
Net reserves for unpaid losses and loss adjustment expenses, beginning of year	$143,670	$34,007

Net incurred losses and loss adjustment expenses related to:
Current accident year	166,282	114,067
Prior accident years	—	(2,306)
	166,282	111,761
Net paid losses and loss adjustment expenses related to:
Current accident year	1,814	1,030
Prior accident years	13,225	1,068
	15,039	2,098

Net reserves for unpaid losses and loss adjustment expenses, end of year	$294,913	$143,670
Reinsurance recoverable on unpaid losses, end of year	136,273	63,381
Gross reserves for losses and loss adjustment expenses, end of year	$431,186	$207,051
Casualty

	Net Losses and Loss Adjustment Expenses Incurred
	For the Years Ended December 31,			As of December 31, 2023
Accident Year	2021 (Unaudited)	2022 (Unaudited)	2023	IBNR	Cumulative Number of Reported Claims
	($ in thousands)
2021	$14,248	$13,640	$16,003	$13,556	23
2022		55,606	58,427	51,426	111
2023			93,028	91,370	124
Total incurred			$167,458

	Cumulative Net Paid Claims and Claims Adjustment Expenses
	For the Years Ended December 31,
Accident Year	2021 (Unaudited)	2022 (Unaudited)	2023
	($ in thousands)
2021	$16	$220	$352
2022		256	6,072
2023			326
Total paid			6,750

Net reserves for unpaid losses and loss adjustment expenses			$160,708

	Average Annual Percentage Payout of Net Losses and Loss Adjustment Expenses Incurred by Age (Unaudited)
Years	1	2	3
Casualty	0.3%	5.6%	0.8%
Professional Liability

	Net Losses and Loss Adjustment Expenses Incurred
	For the Years Ended December 31,			As of December 31, 2023
Accident Year	2021 (Unaudited)	2022 (Unaudited)	2023	IBNR	Cumulative Number of Reported Claims
	($ in thousands)
2021	$10,152	$15,484	$13,368	$12,626	88
2022		39,442	37,129	26,013	199
2023			43,765	38,232	999
Total incurred			$94,262

	Cumulative Net Paid Claims and Claims Adjustment Expenses
	For the Years Ended December 31,
Accident Year	2021 (Unaudited)	2022 (Unaudited)	2023
	($ in thousands)
2021	$213	$518	$643
2022		419	6,846
2023			1,034
Total paid			8,523

Net reserves for unpaid losses and loss adjustment expenses			$85,739

	Average Annual Percentage Payout of Net Losses and Loss Adjustment Expenses Incurred by Age (Unaudited)
Years	1	2	3
Professional Liability	1.7%	9.8%	0.9%
Healthcare

	Net Losses and Loss Adjustment Expenses Incurred
	For the Years Ended December 31,			As of December 31, 2023
Accident Year	2021 (Unaudited)	2022 (Unaudited)	2023	IBNR	Cumulative Number of Reported Claims
	($ in thousands)
2021	$10,117	$3,088	$2,841	$1,986	23
2022		19,019	18,511	17,078	163
2023			29,489	24,561	318
Total incurred			$50,841

	Cumulative Net Paid Claims and Claims Adjustment Expenses
	For the Years Ended December 31,
Accident Year	2021 (Unaudited)	2022 (Unaudited)	2023
	($ in thousands)
2021	$282	$841	$854
2022		355	1,067
2023			454
Total paid			2,375

Net reserves for unpaid losses and loss adjustment expenses			$48,466

	Average Annual Percentage Payout of Net Losses and Loss Adjustment Expenses Incurred by Age (Unaudited)
Years	1	2	3
Healthcare	4.5%	11.8%	0.5%

Reconciliation of Net Incurred and Paid Claims Development to Consolidated Balance Sheet
The following table reconciles total reserves for losses and loss adjustment expenses, net of reinsurance, included in the loss development tables to reserves for losses and loss adjustment expenses reported in the Consolidated Balance Sheet at December 31, 2023 and 2022:

	December 31, 2023
Line of Business	Net Reserves for Unpaid Losses and Loss Expenses	Reinsurance Recoverable on Unpaid Losses	Gross Reserves for Losses and Loss Expenses
	($ in thousands)
Casualty	$160,708	$63,710	$224,418
Professional Liability	85,739	47,197	132,936
Healthcare	48,466	25,366	73,832
Total	$294,913	$136,273	$431,186

	December 31, 2022
Line of Business	Net Reserves for Unpaid Losses and Loss Expenses	Reinsurance Recoverable on Unpaid Losses	Gross Reserves for Losses and Loss Expenses
	($ in thousands)
Casualty	$68,770	$26,504	$95,274
Professional Liability	53,989	26,208	80,197
Healthcare	20,911	10,669	31,580
Total	$143,670	$63,381	$207,051